Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross amounts	£ 790,783	£ 634,480
Amounts offset	(350,703)	(308,567)
Net amounts reported on the balance sheet	440,080	325,913
Financial instruments	(233,080)	(175,998)
Financial collateral	(189,416)	(137,175)
Net amount	17,584	12,740
Amounts not subject to enforceable netting arrangements	9,013	3,589
Balance sheet total	449,093	329,502
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	(810,855)	(661,350)
Amounts offset	348,380	307,201
Net amounts reported on the balance sheet	(462,475)	(354,149)
Financial instruments	233,080	175,998
Financial collateral	217,318	168,690
Net amount	(12,077)	(9,461)
Amounts not subject to enforceable netting arrangements	(29,845)	(18,119)
Balance sheet total	(492,320)	(372,268)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	(333,943)	(255,269)
Amounts offset	41,982	31,180
Net amounts reported on the balance sheet	(291,961)	(224,089)
Financial instruments	233,080	175,998
Financial collateral	46,804	38,632
Net amount	(12,077)	(9,459)
Amounts not subject to enforceable netting arrangements	(8,814)	(5,115)
Balance sheet total	(300,775)	(229,204)
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	(476,912)	(406,081)
Amounts offset	306,398	276,021
Net amounts reported on the balance sheet	(170,514)	(130,060)
Financial instruments	0	0
Financial collateral	170,514	130,058
Net amount	0	(2)
Amounts not subject to enforceable netting arrangements	(21,031)	(13,004)
Balance sheet total	(191,545)	(143,064)
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	342,649	260,206
Amounts offset	(44,305)	(32,546)
Net amounts reported on the balance sheet	298,344	227,660
Financial instruments	(233,080)	(175,998)
Financial collateral	(48,064)	(38,922)
Net amount	17,200	12,740
Amounts not subject to enforceable netting arrangements	4,102	1,576
Balance sheet total	302,446	229,236
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	448,134	374,274
Amounts offset	(306,398)	(276,021)
Net amounts reported on the balance sheet	141,736	98,253
Financial instruments	0	0
Financial collateral	(141,352)	(98,253)
Net amount	384	0
Amounts not subject to enforceable netting arrangements	4,911	2,013
Balance sheet total	£ 146,647	£ 100,266